Bank borrowings	12 Months Ended
Dec. 31, 2024
Bank borrowings
Bank borrowings

17.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2024
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	62,334	—	35,059	35,059
Other loans	—	13,911	8.192	22,103
Total		13,911	43,251	57,162

	2023
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	66,300	—	30,683	30,683
Other loans	—	14,913	952	15,865
Total		14,913	31,635	46,548

Credit facilities

In June 2022, a Company subsidiary entered into a five-year, $100 million asset-based revolving credit facility (the “ABL Revolver”), with the Bank of Montreal as lender and agent. The maximum amount available under the ABL Revolver is subject to a borrowing base test comprising North American inventory and accounts receivable. The revolver bears interest at SOFR plus a spread of between 150/175 basis points depending on levels of utilization.

For the year ended December 31, 2024 and 2023, the Company drew down $32,000 thousand and $1,000 thousand, respectively, which has been fully repaid, yielding no balance due as of the end of both years.

Under the ABL credit agreement, the borrowers commit to respect usual affirmative covenants, among others: communicating any default or event of default, a change of control, the creation of acquisition of subsidiaries, a casualty or damage to any material used as collateral, maintenance of insurance, compliance with ERISA and the Canadian Pension Laws, and compliance with environmental laws. The borrowers also commit not to create or incur any indebtedness, capital leases in excess of $7.5 million, create liens, merge, dissolve, divide any borrowers, change the nature of the business, pay dividends, repay indebtedness for the account of holder of Equity Interests of any Loan Party or its affiliates, maintain a financial covenant consolidated fixed charge coverage ratio to be less than 1.00 to 1.00.

Additionally, a Spanish Company subsidiary benefits from a financing facility of €20 million ($20.8 million), only available for the issuance of import letters of credit payable either on sight or with a payment deferral of up to 60 days after presentation for collection by the exporter. During 2024, the Group made total drawdowns on this facility of $42,142 thousand (gross of related repayments) throughout the year which has been fully repaid, yielding no balance due as of December 31, 2024.

In December 2024, Ferroglobe South Africa as borrower, Ferroglobe PLC as a guarantor and ABSA bank entered into the ABSA financing facility for a total amount of up to ZAR 350 million ($18.5 million). The amount available for drawdown is calculated based on collateral composed of eligible receivables and inventory. Drawdowns accrue interest at the Prime Rate (ZAR) less 1.18%. As of December 31, 2024, there was no drawdown under this facility.

Borrowings from receivable factoring facility

In 2020, the Company signed a factoring agreement with a financial institution, to anticipate the collection of receivables issued by the Company’s European entities. See Note 9 for further details.

Other Loans

French Loan: In 2020, a Company subsidiary entered into a loan agreement with BNP Paribas to borrow an aggregate principal amount, interest-free, of €4.3 million ($5.3 million), to finance the Company’s French activities. The French government guaranteed the loan in line with special measures taken in response to the COVID-19 pandemic. The loan is to be repaid by July 2026. The Company is liable for a fee of 0.5% based on the total borrowed capital. The balance as of December 31, 2024 is $1,583 thousand ($2,635 thousand as of December 31, 2023).

Co2 indirect Loan: In December 2024, one of the Company’s French subsidiaries entered in a loan agreement with Banque Palatine to borrow an aggregate principal of €7,000 thousand ($7,272 thousand). This loan is guaranteed by a pledge on a future receivable consisting of the Anglefort plant Co2 compensation credits to be received from the French Government in the first half of 2025. This outstanding debt balance is due by September 2025 if the French Government fails to remit the relevant Co2 credits prior. This facility bears interest at Euribor 3-month plus 1%.

New Market Tax Credit Structure: In June 2022, the Company, through one of its subsidiaries, and United Bank (“Investor”) invested through the New Markets Tax Credit (“NMTC”) program in the US to reactivate the Company’s plant in Selma, Alabama. The reactivation of the plant in Selma, Alabama, in 2022 resulted in us being granted with a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program. The loan is to be repaid by 2029 and carries a fixed interest rate of 3.57% per annum. Due to planned idling, the Company breached a financial covenant related to this loan, for which it subsequently obtained a waiver. Any adjustments to presentation are immaterial as of December 31, 2024.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings consists of the following at December 31:

	2024
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	18	13,248
Borrowings in EUR	681	43,233	43,914
Total	13,911	43,251	57,162

	2023
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	—	13,230
Borrowings in EUR	1,683	31,635	33,318
Total	14,913	31,635	46,548

Contractual maturity of bank borrowings

The contractual maturity of bank borrowings at December 31, 2024, was as follows:

	2024
	2025	2026	2029	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings from supplier factoring facility	35,059	—	—	35,059
Other loans	8,192	681	13,230	22,103
Total	43,251	681	13,230	57,162